Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Allowance for loan losses	$ 5,256,000	$ 3,245,000
Deferred compensation	1,201,000	1,191,000
Pension costs	304,000	81,000
Intangible assets	312,000	394,000
Purchase accounting adjustments		226,000
Net operating loss carryforward	509,000	1,081,000
Deferred loan fees	1,260,000	102,000
Other	745,000	118,000
Deferred tax asset	9,587,000	6,438,000
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(851,000)	(808,000)
Discount accretion on securities	(10,000)	(18,000)
FHLB stock dividends	(969,000)	(969,000)
Unrealized gain on securities available for sale	(5,606,000)	(3,424,000)
Prepaids	(325,000)	(326,000)
Other	(979,000)	(359,000)
Deferred tax liability	(8,740,000)	(5,904,000)
Net deferred tax asset	$ 847,000	$ 534,000